Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Apr. 25, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Data

(in millions, except per share data)		First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Net Sales
	2014	$4,083	$4,194	$4,163	$4,566	$17,005
	2013	4,008	4,095	4,027	4,459	16,590
Gross Profit
	2014	$3,061	$3,104	$3,113	$3,395	$12,672
	2013	3,035	3,075	3,028	3,325	12,464
Net Earnings
	2014	$953	$902	$762	$448	$3,065
	2013	864	646	988	969	3,467
Basic Earnings per Share
	2014	$0.94	$0.90	$0.76	$0.45	3.06
	2013	0.84	0.63	0.98	0.96	3.40
Diluted Earnings per Share
	2014	$0.93	$0.89	$0.75	$0.44	3.02
	2013	0.83	0.63	0.97	0.95	3.37